Supplemental Guarantor Financial Information (Condensed Consolidated Income Statement) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues
Lease revenue	$ 976,147,000	$ 997,147,000		$ 1,050,536,000		$ 902,000,000
Net gain (loss) on sale of assets	41,873,000	(46,421,000)		9,284,000		36,000,000
Management fee revenue	20,651,000	17,311,000		19,059,000		13,000,000
Interest revenue	5,525,000	2,471,000		2,761,000		4,000,000
Other revenue	5,870,000	2,012,000		12,283,000		4,000,000
Total Revenues	1,050,066,000	972,520,000		1,093,923,000		959,000,000
Expenses
Depreciation	337,730,000	357,347,000		361,210,000		308,000,000
Asset impairment	26,155,000	12,625,000		15,594,000		11,000,000
Interest on debt	226,329,000	286,019,000		292,486,000		234,000,000
Other expenses						67,000,000
Transaction expenses	10,959,000
Selling, general and administrative expenses	89,079,000	83,409,000		120,746,000		81,000,000
Total Expenses	739,275,000	817,641,000		863,872,000		701,000,000
Income from continuing operations before income taxes and income of investments accounted for under the equity method	310,791,000	154,879,000		230,051,000		258,000,000
Provision for income taxes	(26,026,000)	(8,067,000)		(15,460,000)		(22,000,000)
Net income of investments accounted for under the equity method	10,637,000	11,630,000		10,904,000		4,000,000
Net Income from continuing operations	295,402,000	158,442,000		225,495,000		240,000,000
Income (loss) from discontinued operations (AeroTurbine, including loss on disposal), net of tax				(52,745,000)		(3,000,000)
Net income	295,402,000	158,442,000	[1]	172,750,000	[1]	237,000,000
Net loss (income) attributable to non-controlling interest	(2,992,000)	5,213,000		(526,000)		(29,000,000)
Net income attributable to AerCap Holdings N.V.	292,410,000	163,655,000		172,224,000		208,000,000
AerCap Holdings N.V. [Member]
Revenues
Net gain (loss) on sale of assets						1,000,000
Management fee revenue	2,000,000	2,000,000		3,000,000
Interest revenue	2,000,000	3,000,000		2,000,000		4,000,000
Other revenue	1,000,000	1,000,000				4,000,000
Total Revenues	5,000,000	6,000,000		5,000,000		9,000,000
Expenses
Interest on debt	10,000,000	5,000,000				3,000,000
Selling, general and administrative expenses	18,000,000	12,000,000		11,000,000		11,000,000
Total Expenses	28,000,000	17,000,000		11,000,000		14,000,000
Income from continuing operations before income taxes and income of investments accounted for under the equity method	(23,000,000)	(11,000,000)		(6,000,000)		(5,000,000)
Provision for income taxes		(1,000,000)
Net income of investments accounted for under the equity method				1,000,000
Net Income from continuing operations	(23,000,000)	(12,000,000)		(5,000,000)		(5,000,000)
Income from subsidiaries	315,000,000	176,000,000		177,000,000		213,000,000
Net income	292,000,000	164,000,000		172,000,000		208,000,000
Net income attributable to AerCap Holdings N.V.	292,000,000	164,000,000		172,000,000		208,000,000
AerCap Aviation Solutions B.V [Member]
Revenues
Interest revenue	8,000,000	7,000,000
Total Revenues	8,000,000	7,000,000
Expenses
Interest on debt	20,000,000	12,000,000
Total Expenses	20,000,000	12,000,000
Income from continuing operations before income taxes and income of investments accounted for under the equity method	(12,000,000)	(5,000,000)
Net Income from continuing operations	(12,000,000)	(5,000,000)
Net income	(12,000,000)	(5,000,000)
Net income attributable to AerCap Holdings N.V.	(12,000,000)	(5,000,000)
AerCap Ireland [Member]
Revenues
Lease revenue	7,000,000	7,000,000		8,000,000		4,000,000
Net gain (loss) on sale of assets	(12,000,000)	(132,000,000)		18,000,000		24,000,000
Management fee revenue	35,000,000	33,000,000		33,000,000		30,000,000
Interest revenue	122,000,000	76,000,000		33,000,000		1,000,000
Total Revenues	152,000,000	(16,000,000)		92,000,000		59,000,000
Expenses
Depreciation	3,000,000	3,000,000		4,000,000		1,000,000
Interest on debt	152,000,000	177,000,000		123,000,000		12,000,000
Other expenses		3,000,000
Selling, general and administrative expenses	53,000,000	51,000,000		86,000,000		77,000,000
Total Expenses	208,000,000	234,000,000		213,000,000		90,000,000
Income from continuing operations before income taxes and income of investments accounted for under the equity method	(56,000,000)	(250,000,000)		(121,000,000)		(31,000,000)
Provision for income taxes	(6,000,000)	(8,000,000)		7,000,000		(18,000,000)
Net Income from continuing operations	(62,000,000)	(258,000,000)		(114,000,000)		(49,000,000)
Income from subsidiaries	202,000,000	209,000,000		216,000,000		177,000,000
Net income	140,000,000	(49,000,000)		102,000,000		128,000,000
Net income attributable to AerCap Holdings N.V.	140,000,000	(49,000,000)		102,000,000		128,000,000
Non-Guarantors [Member]
Revenues
Lease revenue	969,000,000	990,000,000		1,043,000,000		898,000,000
Net gain (loss) on sale of assets	42,000,000	79,000,000		7,000,000		15,000,000
Management fee revenue	5,000,000	4,000,000		5,000,000		4,000,000
Interest revenue				(6,000,000)
Other revenue	5,000,000	2,000,000		12,000,000
Total Revenues	1,021,000,000	1,075,000,000		1,061,000,000		917,000,000
Expenses
Depreciation	335,000,000	354,000,000		357,000,000		307,000,000
Asset impairment	26,000,000	13,000,000		16,000,000		11,000,000
Interest on debt	171,000,000	176,000,000		195,000,000		220,000,000
Other expenses	49,000,000	76,000,000		74,000,000		67,000,000
Transaction expenses	11,000,000
Selling, general and administrative expenses	40,000,000	42,000,000		46,000,000		14,000,000
Total Expenses	632,000,000	661,000,000		688,000,000		619,000,000
Income from continuing operations before income taxes and income of investments accounted for under the equity method	389,000,000	414,000,000		373,000,000		298,000,000
Provision for income taxes	(20,000,000)	1,000,000		(22,000,000)		(4,000,000)
Net income of investments accounted for under the equity method	11,000,000	12,000,000		10,000,000		4,000,000
Net Income from continuing operations	380,000,000	427,000,000		361,000,000		298,000,000
Income (loss) from discontinued operations (AeroTurbine, including loss on disposal), net of tax				(53,000,000)		(3,000,000)
Income from subsidiaries	(62,000,000)	(258,000,000)		(114,000,000)		(49,000,000)
Net income	318,000,000	169,000,000		194,000,000		246,000,000
Net loss (income) attributable to non-controlling interest	(3,000,000)	5,000,000		(1,000,000)		(29,000,000)
Net income attributable to AerCap Holdings N.V.	315,000,000	174,000,000		193,000,000		217,000,000
Eliminations [Member]
Revenues
Net gain (loss) on sale of assets	12,000,000	7,000,000		(16,000,000)		(4,000,000)
Management fee revenue	(21,000,000)	(22,000,000)		(22,000,000)		(21,000,000)
Interest revenue	(127,000,000)	(84,000,000)		(26,000,000)		(1,000,000)
Total Revenues	(136,000,000)	(99,000,000)		(64,000,000)		(26,000,000)
Expenses
Interest on debt	(127,000,000)	(84,000,000)		(26,000,000)		(1,000,000)
Selling, general and administrative expenses	(21,000,000)	(22,000,000)		(22,000,000)		(21,000,000)
Total Expenses	(148,000,000)	(106,000,000)		(48,000,000)		(22,000,000)
Income from continuing operations before income taxes and income of investments accounted for under the equity method	12,000,000	7,000,000		(16,000,000)		(4,000,000)
Net Income from continuing operations	12,000,000	7,000,000		(16,000,000)		(4,000,000)
Income from subsidiaries	(455,000,000)	(127,000,000)		(279,000,000)		(341,000,000)
Net income	(443,000,000)	(120,000,000)		(295,000,000)		(345,000,000)
Net income attributable to AerCap Holdings N.V.	$ (443,000,000)	$ (120,000,000)		$ (295,000,000)		$ (345,000,000)

[1]	Certain reclassifications have been made to the prior years Consolidated Statement of Cash Flows to reflect the current year presentation.